FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 10,596	$ 10,058
Disclosure of financial liabilities [line items]
Financial liabilities	58,238	53,060
Financial liabilities and other liabilities, excluding lease liabilities	63,355	56,686
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	414	578
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	62,941	56,108
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,214	1,391
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	25	23
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	9,357	8,644
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	4,542	4,911
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,542	4,911
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	46,552	40,904
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	46,552	40,904
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	4,344	4,350
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,344	4,350
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,780	2,875
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	414	578
Financial Liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,366	2,297
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,117	3,626
Lease liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,117	3,626
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,071	1,857
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,071	1,857
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	7,130	6,660
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	7,130	6,660
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,395	1,541
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,214	1,391
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	25	23
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 156	$ 127